FINANCIAL LIABILITIES (Convertible Notes Measured at Fair Value) (Details)	12 Months Ended				0 Months Ended	3 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 21, 2010 Convertible Notes [Member] USD ($)	Dec. 31, 2014 Convertible Notes [Member] USD ($)	Dec. 31, 2014 Convertible Notes [Member] CNY	Dec. 31, 2014 Convertible Notes [Member] CNY	Dec. 31, 2013 Convertible Notes [Member] CNY	Dec. 31, 2012 Convertible Notes [Member] CNY	Dec. 31, 2013 Convertible Notes [Member] USD ($)	Dec. 31, 2014 Convertible Notes [Member] ADS [Member] USD ($)
Financial Liability [Line Items]
Convertible notes issued					$ 184,000,000
Issuance of convertible note, covering over-allotment option					24,000,000
Convertible note issuance date					Dec. 21, 2010
Maturity date					Dec. 15, 2015
Convertible note interest rate					2.00%
Conversion rate												20.2560 ADSs per US$1,000 principal amount of Notes
Shares initial conversion price (in US dollars per ADS)												$ 49.37
Minimum percentage of voting power, that should be owned by any "person" or "group", to be defined as fundamental change								50.00%
Principal amount of note, percentage								100.00%
Effective period of shelf registration statement after original issuance								210 days
Percentage of additional interest expense								0.50%
Convertible notes repurchased						10,000,000	60,672,000
Percentage of convertible notes repurchased						5.00%	5.00%
Discount of convertible notes repurchased						97.64%	97.64%
Cost on repurchase of convertible notes							60,022,000
Gain on repurchase of convertible notes	105,000	650,000	0	0			650,000
Fair value of financial liability, convertible notes						165,938,000	1,029,577,000	1,029,577,000	1,157,295,000		191,172,000
Foreign exchange gain	(1,853,000)	(11,500,000)	49,830,000	217,000				(4,899,000)	32,318,000	2,583,000
Gain/(loss) on change in fair value of convertible notes								71,945,000	(133,404,000)	(87,099,000)